Federated Hermes Max-Cap Index Fund
Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—96.9%
		Communication Services—9.7%
6,732		Activision Blizzard, Inc.	$531,895
2,429	[2]	Alphabet, Inc., Class A	6,573,044
2,260	[2]	Alphabet, Inc., Class C	6,133,572
55,683		AT&T, Inc.	1,419,916
1,038	[2]	Charter Communications, Inc.	615,887
37,049		Comcast Corp., Class A	1,852,079
1,102	[2,3]	Discovery, Inc., Class A	30,757
1,726	[2,3]	Discovery, Inc., Class C	47,206
1,017	[2]	DISH Network Corp., Class A	31,934
2,489		Electronic Arts, Inc.	330,191
2,131		Fox Corp., Class A	86,540
714		Fox Corp., Class B	26,547
7,453		Interpublic Group of Cos., Inc.	264,880
2,635	[2]	Live Nation Entertainment, Inc.	288,559
4,798		Lumen Technologies, Inc.	59,303
2,514	[2]	Match Group, Inc.	283,328
18,987	[2]	Meta Platforms, Inc.	5,947,868
3,270	[2]	Netflix, Inc.	1,396,748
2,545		News Corp., Inc., Class A	56,601
242		News Corp., Inc., Class B	5,382
1,535		Omnicom Group, Inc.	115,678
4,949	[2]	T-Mobile USA, Inc.	535,333
7	[2]	Take-Two Interactive Software, Inc.	1,143
7,116	[2]	Twitter, Inc.	266,921
33,654		Verizon Communications, Inc.	1,791,402
13,447	[2]	Walt Disney Co.	1,922,518
		TOTAL	30,615,232
		Consumer Discretionary—11.5%
385		Advance Auto Parts, Inc.	89,131
3,435	[2]	Amazon.com, Inc.	10,275,699
2,023	[2]	Aptiv PLC	276,301
156	[2]	AutoZone, Inc.	309,871
1,657		Bath & Body Works, Inc.	92,908
1,515		Best Buy Co., Inc.	150,409
401	[2]	Booking Holdings, Inc.	984,908
1,201		BorgWarner, Inc.	52,664
1,686	[2]	Caesars Entertainment Corp.	128,372
146	[2]	CarMax, Inc.	16,231
243	[2]	Chipotle Mexican Grill, Inc.	360,996
2,904		D. R. Horton, Inc.	259,095
822		Darden Restaurants, Inc.	114,973
2,003		Dollar General Corp.	417,585
1,567	[2]	Dollar Tree, Inc.	205,622
587		Domino's Pizza, Inc.	266,880
4,505		eBay, Inc.	270,615
924	[2]	Etsy, Inc.	145,142

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,017	[2]	Expedia Group, Inc.	$369,696
29,790		Ford Motor Co.	604,737
1,448		Garmin Ltd.	180,160
11,051	[2]	General Motors Co.	582,719
2,297		Genuine Parts Co.	306,029
1,218		Hasbro, Inc.	112,641
1,998	[2]	Hilton Worldwide Holdings, Inc.	289,930
8,483		Home Depot, Inc.	3,113,091
3,644	[2]	Las Vegas Sands Corp.	159,607
2,008		Lennar Corp., Class A	192,989
4,925		LKQ Corp.	270,333
5,653		Lowe's Cos., Inc.	1,341,740
2,015	[2]	Marriott International, Inc., Class A	324,657
5,947		McDonald's Corp.	1,542,949
2,334		MGM Resorts International	99,708
256	[2]	Mohawk Industries, Inc.	40,415
1,615		Newell Brands, Inc.	37,484
10,380		Nike, Inc., Class B	1,536,967
32	[2]	NVR, Inc.	170,471
767	[2]	O'Reilly Automotive, Inc.	499,892
1,579	[2]	Penn National Gaming, Inc.	72,018
34		Pool Corp.	16,193
239		PVH Corp.	22,707
113		Ralph Lauren Corp.	12,525
3,126		Ross Stores, Inc.	305,566
9,699		Starbucks Corp.	953,606
6,029		Tapestry, Inc.	228,801
3,923		Target Corp.	864,747
6,515	[2]	Tesla, Inc.	6,102,731
7,453		TJX Cos., Inc.	536,392
773		Tractor Supply Co.	168,754
844	[2]	Ulta Beauty, Inc.	306,997
5,198	[2]	Under Armour, Inc., Class A	97,878
6,055	[2]	Under Armour, Inc., Class C	96,819
423		V.F. Corp.	27,584
353		Whirlpool Corp.	74,197
449	[2]	Wynn Resorts Ltd.	38,367
2,104		Yum! Brands, Inc.	263,358
		TOTAL	36,382,857
		Consumer Staples—6.0%
17,999		Altria Group, Inc.	915,789
6,851		Archer-Daniels-Midland Co.	513,825
1,497		Brown-Forman Corp., Class B	100,943
2,002		Campbell Soup Co.	88,328
2,260		Church and Dwight, Inc.	231,989
1,158		Clorox Co.	194,382
7,105		Colgate-Palmolive Co.	585,807
1,181		Constellation Brands, Inc., Class A	280,783
3,585		Costco Wholesale Corp.	1,810,891
1,850		Estee Lauder Cos., Inc., Class A	576,811

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
5,294		General Mills, Inc.	$363,592
1,325		Hershey Foods Corp.	261,118
2,894		Hormel Foods Corp.	137,378
2,911		Kimberly-Clark Corp.	400,699
4,792		Kraft Heinz Co./The	171,554
4,886		Kroger Co.	212,981
324		McCormick & Co., Inc.	32,500
803		Molson Coors Beverage Company, Class B	38,271
11,618		Mondelez International, Inc.	778,754
4,722	[2]	Monster Beverage Corp.	409,492
11,223		PepsiCo, Inc.	1,947,415
12,095		Philip Morris International, Inc.	1,243,971
19,517		Procter & Gamble Co.	3,131,503
638		Smucker (J.M.) Co.	89,690
3,971		Sysco Corp.	310,334
33,728		The Coca-Cola Co.	2,057,745
1,988		Tyson Foods, Inc., Class A	180,689
5,096		Walgreens Boots Alliance, Inc.	253,577
11,575		WalMart, Inc.	1,618,301
		TOTAL	18,939,112
		Energy—3.2%
7,796		APA Corp.	258,905
477		Baker Hughes a GE Co. LLC	13,089
14,038		Chevron Corp.	1,843,611
10,090		ConocoPhillips	894,176
5,539		Coterra Energy, Inc., Class A	121,304
8,262		Devon Energy Corp.	417,809
2,579		Diamondback Energy, Inc.	325,367
4,305		EOG Resources, Inc.	479,921
33,287		Exxon Mobil Corp.	2,528,480
6,859		Halliburton Co.	210,846
1,784		Hess Corp.	164,645
17,559		Kinder Morgan, Inc.	304,824
14,759		Marathon Oil Corp.	287,358
4,412		Marathon Petroleum Corp.	316,561
5,972		Occidental Petroleum Corp.	224,965
3,460		ONEOK, Inc.	209,953
3,943		Phillips 66	334,327
1,635		Pioneer Natural Resources, Inc.	357,885
6,818		Schlumberger Ltd.	266,379
1,371		Valero Energy Corp.	113,752
10,908		Williams Cos., Inc.	326,586
		TOTAL	10,000,743
		Financials—10.8%
4,314		Aflac, Inc.	271,005
2,016		Allstate Corp.	243,271
4,815		American Express Co.	865,833
9,484		American International Group, Inc.	547,701
788		Ameriprise Financial, Inc.	239,796
1,866		Aon PLC	515,837

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Financials—continued
250		Assurant, Inc.	$38,128
56,800		Bank of America Corp.	2,620,752
5,526		Bank of New York Mellon Corp.	327,471
14,727	[2]	Berkshire Hathaway, Inc., Class B	4,609,846
1,135		BlackRock, Inc.	934,037
4,464		Capital One Financial Corp.	655,003
1,090		Cboe Global Markets, Inc.	129,198
10,122		Charles Schwab Corp.	887,699
3,278		Chubb Ltd.	646,684
927		Cincinnati Financial Corp.	109,228
18,426		Citigroup, Inc.	1,199,901
2,733		Citizens Financial Group, Inc.	140,668
3,007		CME Group, Inc.	690,106
685		Comerica, Inc.	63,554
2,067		Discover Financial Services	239,255
198		Everest Re Group Ltd.	56,113
367		FactSet Research Systems	154,834
4,734		Fifth Third Bancorp	211,278
1,585		First Republic Bank	275,140
1,320		Franklin Resources, Inc.	42,200
705		Gallagher (Arthur J.) & Co.	111,348
398		Globe Life, Inc.	40,715
3,107		Goldman Sachs Group, Inc.	1,101,991
1,289		Huntington Bancshares, Inc.	19,412
3,338		Intercontinental Exchange, Inc.	422,791
9,673		Invesco Ltd.	219,190
23,792		JPMorgan Chase & Co.	3,535,491
6,080		KeyCorp	152,365
3,705		Lincoln National Corp.	259,276
1,055		Loews Corp.	62,941
177		M & T Bank Corp.	29,980
4,217		Marsh & McLennan Cos., Inc.	647,900
8,279		MetLife, Inc.	555,190
1,371		Moody's Corp.	470,253
9,888		Morgan Stanley	1,013,916
711		MSCI, Inc., Class A	381,181
965		NASDAQ, Inc.	172,938
1,393		Northern Trust Corp.	162,480
1,622		People's United Financial, Inc.	31,434
3,286		PNC Financial Services Group	676,883
1,537		Principal Financial Group, Inc.	112,293
3,139		Progressive Corp., OH	341,084
4,478		Prudential Financial, Inc.	499,610
1,160		Raymond James Financial, Inc.	122,809
14,797		Regions Financial Corp.	339,443
1,990		S&P Global, Inc.	826,288
397		Signature Bank	120,938
2,579		State Street Corp.	243,716
237	[2]	SVB Financial Group	138,384
7,683		Synchrony Financial	327,219

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Financials—continued
1,629		T. Rowe Price Group, Inc.	$251,566
2,261		The Hartford Financial Services Group, Inc.	162,498
2,018		The Travelers Cos., Inc.	335,351
11,191		Truist Financial Corp.	703,019
10,987		U.S. Bancorp	639,334
31,207		Wells Fargo & Co.	1,678,937
1,130		Willis Towers Watson PLC	264,375
3,735		Zions Bancorporation, N.A.	253,308
		TOTAL	34,142,385
		Health Care—12.8%
14,350		Abbott Laboratories	1,829,051
14,354		AbbVie, Inc.	1,964,919
413	[2]	Abiomed, Inc.	122,194
1,371		Agilent Technologies, Inc.	191,008
621	[2]	Align Technology, Inc.	307,370
1,204		AmerisourceBergen Corp.	163,985
3,788		Amgen, Inc.	860,406
2,290		Anthem, Inc.	1,009,867
2,117		Baxter International, Inc.	180,876
2,416		Becton Dickinson & Co.	614,002
382		Bio-Techne Corp.	143,789
1,197	[2]	Biogen, Inc.	270,522
11,893	[2]	Boston Scientific Corp.	510,210
20,260		Bristol-Myers Squibb Co.	1,314,671
1,737		Cardinal Health, Inc.	89,577
124	[2]	Catalent, Inc.	12,887
6,560	[2]	Centene Corp.	510,106
2,746		Cerner Corp.	250,435
431	[2]	Charles River Laboratories International, Inc.	142,127
2,502		CIGNA Corp.	576,611
346		Cooper Cos., Inc.	137,812
10,228		CVS Health Corp.	1,089,384
5,177		Danaher Corp.	1,479,535
511	[2]	Davita, Inc.	55,377
1,324		Dentsply Sirona, Inc.	70,728
476	[2]	Dexcom, Inc.	204,909
6,304	[2]	Edwards Lifesciences Corp.	688,397
6,226		Eli Lilly & Co.	1,527,798
10,247		Gilead Sciences, Inc.	703,764
1,291		HCA Healthcare, Inc.	309,905
679	[2]	Henry Schein, Inc.	51,129
2,269	[2]	Hologic, Inc.	159,375
681		Humana, Inc.	267,293
729	[2]	IDEXX Laboratories, Inc.	369,822
1,331	[2]	Illumina, Inc.	464,279
3,691	[2]	Incyte Genomics, Inc.	274,352
3,322	[2]	Intuitive Surgical, Inc.	944,046
2,117	[2]	IQVIA Holdings, Inc.	518,453
21,201		Johnson & Johnson	3,652,720
1,273	[2]	Laboratory Corp. of America Holdings	345,441

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,898		McKesson Corp.	$487,255
10,693		Medtronic PLC	1,106,619
20,396		Merck & Co., Inc.	1,661,866
204	[2]	Mettler-Toledo International, Inc.	300,427
2,865	[2]	Moderna, Inc.	485,130
7,227		Organon & Co.	230,614
1,176		PerkinElmer, Inc.	202,472
47,390		Pfizer, Inc.	2,496,979
978		Quest Diagnostics, Inc.	132,050
894	[2]	Regeneron Pharmaceuticals, Inc.	544,079
542		ResMed, Inc.	123,901
911		STERIS PLC	204,428
2,806		Stryker Corp.	696,028
473		Teleflex, Inc.	146,720
3,194		Thermo Fisher Scientific, Inc.	1,856,672
7,456		UnitedHealth Group, Inc.	3,523,482
2,178	[2]	Vertex Pharmaceuticals, Inc.	529,363
7,232		Viatris, Inc.	108,263
37	[2]	Waters Corp.	11,844
237		West Pharmaceutical Services, Inc.	93,193
1,513		Zimmer Biomet Holdings, Inc.	186,129
3,642		Zoetis, Inc.	727,635
		TOTAL	40,234,281
		Industrials—7.6%
4,778		3M Co.	793,244
4,206	[2]	Alaska Air Group, Inc.	230,236
956		Allegion PLC	117,330
3,259	[2]	American Airlines Group, Inc.	53,676
2,033		Ametek, Inc.	278,053
3,724	[2]	Boeing Co.	745,694
3,990		Carrier Global Corp.	190,243
4,472		Caterpillar, Inc.	901,376
355		Cintas Corp.	138,993
2,783	[2]	Copart, Inc.	359,703
18,442		CSX Corp.	631,085
1,204		Cummins, Inc.	265,940
2,343		Deere & Co.	881,905
4,228	[2]	Delta Air Lines, Inc.	167,809
2,065		Dover Corp.	350,864
2,995		Eaton Corp. PLC	474,498
6,454		Emerson Electric Co.	593,445
1,518		Equifax, Inc.	363,956
189		Expeditors International Washington, Inc.	21,637
5,089		Fastenal Co.	288,445
2,084		FedEx Corp.	512,372
2,497		Fortive Corp.	176,138
527	[2]	Generac Holdings, Inc.	148,814
2,616		General Dynamics Corp.	554,854
8,426		General Electric Co.	796,089
5,647		Honeywell International, Inc.	1,154,699

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,999		Howmet Aerospace, Inc.	$62,149
510		Hunt (J.B.) Transportation Services, Inc.	98,195
1,156		Huntington Ingalls Industries, Inc.	216,403
739		IDEX Corp.	159,210
3,192		IHS Markit Ltd.	372,794
1,637		Illinois Tool Works, Inc.	382,927
3,121		Ingersoll-Rand, Inc.	175,431
879		Jacobs Engineering Group, Inc.	114,428
5,259		Johnson Controls International PLC	382,172
1,433		L3Harris Technologies, Inc.	299,913
2,051		Lockheed Martin Corp.	798,106
4,244		Masco Corp.	268,773
1,311		Nielsen Holdings PLC	24,725
1,943		Norfolk Southern Corp.	528,477
773		Northrop Grumman Corp.	285,933
654		Old Dominion Freight Lines, Inc.	197,462
3,756		Otis Worldwide Corp.	320,875
935		PACCAR, Inc.	86,946
930		Parker-Hannifin Corp.	288,309
886		Pentair PLC	56,438
11,569		Raytheon Technologies Corp.	1,043,408
1,444		Republic Services, Inc.	184,341
596		Robert Half International, Inc.	67,503
966		Rockwell Automation, Inc.	279,387
2,765		Rollins, Inc.	85,300
1,166		Roper Technologies, Inc.	509,729
1,200		Smith (A.O.) Corp.	91,704
283		Snap-On, Inc.	58,935
8,718	[2]	Southwest Airlines Co.	390,218
1,177		Stanley Black & Decker, Inc.	205,563
3,874		Textron, Inc.	263,664
2,053		Trane Technologies PLC	355,374
692	[2]	Transdigm Group, Inc.	426,403
5,260		Union Pacific Corp.	1,286,333
1,797	[2]	United Airlines Holdings, Inc.	77,055
5,973		United Parcel Service, Inc.	1,207,800
484	[2]	United Rentals, Inc.	154,938
1,424		Verisk Analytics, Inc.	279,289
35		W.W. Grainger, Inc.	17,329
1,139		Wabtec Corp.	101,257
3,263		Waste Management, Inc.	490,886
1,324		Xylem, Inc.	139,046
		TOTAL	24,026,226
		Information Technology—27.8%
4,964		Accenture PLC	1,755,171
3,782	[2]	Adobe, Inc.	2,020,723
9,869	[2]	Advanced Micro Devices, Inc.	1,127,533
1,567	[2]	Akamai Technologies, Inc.	179,500
2,886		Amphenol Corp., Class A	229,697
4,474		Analog Devices, Inc.	733,602

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Information Technology—continued
645	[2]	Ansys, Inc.	$219,307
123,524		Apple, Inc.	21,589,525
7,424		Applied Materials, Inc.	1,025,848
1,548	[2]	Arista Networks, Inc.	192,432
1,872	[2]	Autodesk, Inc.	467,607
3,288		Automatic Data Processing, Inc.	677,887
3,322		Broadcom, Inc.	1,946,293
1,003		Broadridge Financial Solutions	159,698
2,037	[2]	Cadence Design Systems, Inc.	309,909
244		CDW Corp.	46,128
1,052	[2]	Ceridian HCM Holding, Inc.	79,763
33,150		Cisco Systems, Inc.	1,845,461
3,821		Cognizant Technology Solutions Corp.	326,390
6,983		Corning, Inc.	293,565
250	[2]	Enphase Energy, Inc.	35,118
701	[2]	EPAM Systems, Inc.	333,774
347	[2]	F5, Inc.	72,044
5,042		Fidelity National Information Services, Inc.	604,637
3,239	[2]	Fiserv, Inc.	342,362
1,572	[2]	Fortinet, Inc.	467,261
1,140	[2]	Gartner, Inc., Class A	335,035
2,565		Global Payments, Inc.	384,442
782		Henry Jack & Associates, Inc.	131,227
20,999		Hewlett Packard Enterprise Co.	342,914
8,817		HP, Inc.	323,848
6,909		IBM Corp.	922,835
35,576		Intel Corp.	1,736,820
2,510		Intuit, Inc.	1,393,627
7,311		Juniper Networks, Inc.	254,569
2,265	[2]	Keysight Technologies, Inc.	382,377
1,290		KLA Corp.	502,158
889		Lam Research Corp.	524,439
6,962		Mastercard, Inc.	2,689,978
4,156		Microchip Technology, Inc.	322,007
9,072		Micron Technology, Inc.	746,353
59,957		Microsoft Corp.	18,645,428
389		Monolithic Power Systems	156,740
1,228		Motorola, Inc.	284,822
3,576		NetApp, Inc.	309,360
10,828		NortonLifeLock, Inc.	281,636
19,906		NVIDIA Corp.	4,874,183
1,978		NXP Semiconductors NV	406,360
11,349		Oracle Corp.	921,085
1,296		Paychex, Inc.	152,617
423	[2]	Paycom Software, Inc.	141,832
9,548	[2]	PayPal Holdings, Inc.	1,641,683
1,948	[2]	Qorvo, Inc.	267,421
9,828		Qualcomm, Inc.	1,727,369
7,913	[2]	Salesforce.com, Inc.	1,840,801
1,538		Seagate Technology Holdings PLC	164,797

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,848	[2]	ServiceNow, Inc.	$1,082,522
1,534		Skyworks Solutions, Inc.	224,762
529	[2]	Solaredge Technologies, Inc.	126,018
1,128	[2]	Synopsys, Inc.	350,244
2,408		TE Connectivity Ltd.	344,368
401	[2]	Teledyne Technologies, Inc.	168,993
305		Teradyne, Inc.	35,816
6,535		Texas Instruments, Inc.	1,172,967
2,376	[2]	Trimble, Inc.	171,452
264	[2]	Tyler Technologies, Inc.	125,083
903	[2]	Verisign, Inc.	196,114
13,536		Visa, Inc., Class A	3,061,437
1,932	[2]	Western Digital Corp.	99,962
1,821		Xilinx, Inc.	352,455
480	[2]	Zebra Technologies Corp., Class A	244,378
		TOTAL	87,646,569
		Materials—2.4%
1,871		Air Products & Chemicals, Inc.	527,846
797		Albemarle Corp.	175,930
10,495		Amcor PLC	126,045
518		Avery Dennison Corp.	106,408
877		Ball Corp.	85,157
4,166		CF Industries Holdings, Inc.	286,912
5,148		Corteva, Inc.	247,516
5,327		Dow, Inc.	318,182
2,132		DuPont de Nemours, Inc.	163,311
811		Eastman Chemical Co.	96,452
2,128		Ecolab, Inc.	403,150
15,847		Freeport-McMoRan, Inc.	589,825
1,874		International Flavors & Fragrances, Inc.	247,218
6,449		International Paper Co.	311,164
4,185		Linde PLC	1,333,676
3,870		LyondellBasell Industries N.V.	374,345
426		Martin Marietta Materials	165,765
2,092		Mosaic Co./The	83,575
5,832		Newmont Corp.	356,743
2,005		Nucor Corp.	203,307
2,024		PPG Industries, Inc.	316,149
704		Sealed Air Corp.	47,816
2,017		Sherwin-Williams Co.	577,891
906		Vulcan Materials Co.	172,421
5,637		WestRock Co.	260,204
		TOTAL	7,577,008
		Real Estate—2.6%
397		Alexandria Real Estate Equities, Inc.	77,351
3,749		American Tower Corp.	942,873
987		Avalonbay Communities, Inc.	241,055
861		Boston Properties, Inc.	96,501
4,162	[2]	CBRE Group, Inc.	421,777
2,664		Crown Castle International Corp.	486,207

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Real Estate—continued
2,449		Digital Realty Trust, Inc.	$365,464
519		Duke Realty Corp.	29,988
527		Equinix, Inc.	382,022
2,367		Equity Residential Properties Trust	210,024
508		Essex Property Trust, Inc.	168,910
1,013		Extra Space Storage, Inc.	200,766
313		Federal Realty Investment Trust	39,904
5,212		Healthpeak Properties, Inc.	184,348
3,661	[2]	Host Hotels & Resorts, Inc.	63,482
1,627		Mid-American Apartment Communities, Inc.	336,268
6,096		ProLogis, Inc.	955,975
1,305		Public Storage	467,882
4,255		Realty Income Corp.	295,340
3,433		Regency Centers Corp.	246,318
954		SBA Communications Corp.	310,470
3,664		Simon Property Group, Inc.	539,341
2,858		UDR, Inc.	162,449
2,545		Ventas, Inc.	134,936
5,171		Vornado Realty Trust L.P.	212,063
3,095		Welltower, Inc.	268,120
5,184		Weyerhaeuser Co.	209,589
		TOTAL	8,049,423
		Utilities—2.5%
4,324		AES Corp.	95,906
2,109		Alliant Energy Corp.	126,245
277		Ameren Corp.	24,581
3,663		American Electric Power Co., Inc.	331,135
1,622		American Water Works Co., Inc.	260,818
2,795		CMS Energy Corp.	179,942
2,452		Consolidated Edison Co.	211,975
6,868		Dominion Energy, Inc.	553,973
2,858		DTE Energy Co.	344,189
7,651		Duke Energy Corp.	803,814
711		Edison International	44,644
179		Entergy Corp.	20,007
1,368		Evergy, Inc.	88,865
3,092		EverSource Energy	276,703
10,714		Exelon Corp.	620,876
8,261		FirstEnergy Corp.	346,631
16,008		NextEra Energy, Inc.	1,250,545
1,963		NiSource, Inc.	57,280
1,163		NRG Energy, Inc.	46,439
439		Pinnacle West Capital Corp.	30,559
11,346		PPL Corp.	336,749
4,207		Public Service Enterprises Group, Inc.	279,892
2,304		Sempra Energy	318,321
7,994		Southern Co.	555,503
2,839		WEC Energy Group, Inc.	275,497

Shares			Value in U.S. Dollars
	[1]	COMMON STOCKS—continued
		Utilities—continued
4,759		Xcel Energy, Inc.	$331,512
		TOTAL	7,812,601
		TOTAL COMMON STOCKS (IDENTIFIED COST $76,789,450)	305,426,437
		INVESTMENT COMPANIES—3.0%
58,847		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	58,847
9,563,916		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[4]	9,562,960
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,622,602)	9,621,807
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $86,412,052)	315,048,244
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	301,674
		TOTAL NET ASSETS—100%	$315,349,918
At January 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
2S&P 500 E-Mini Index	46	$10,359,775	March 2022	$(297,958)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of long futures contracts held by the Fund throughout the period was $11,177,075. This is based on amounts held as of each month-end throughout the three month fiscal period.
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2021	$35,250	$8,622,325	$8,657,575
Purchases at Cost	$702,360	$12,426,596	$13,128,956
Proceeds from Sales	$(678,763)	$(11,483,330)	$(12,162,093)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,540)	$(2,540)
Net Realized Gain/(Loss)	N/A	$(91)	$(91)
Value as of 1/31/2022	$58,847	$9,562,960	$9,621,807
Shares Held as of 1/31/2022	58,847	9,563,916	9,622,763
Dividend Income	$3	$1,194	$1,197
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,359,775 at January 31, 2022, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.2%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Market Value of Securities on Loan	Collateral Received
$59,119	$58,847
4
7-day net yield.
5
Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.